Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Trade And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized, Financial assets	$ 41,776	$ 45,758
Gross amounts offset, Financial assets	(3,303)	(4,833)
Net amount presented, Financial assets	38,473	40,925
Trade And Other Payables [Member]
Statement [Line Items]
Gross amounts recognized, Financial liabilities	28,156	30,196
Gross amounts offset, Financial liabilities	(3,303)	(4,833)
Net amount presented, Financial liabilities	$ 24,853	$ 25,363